Investment Objectives and Goals	Sep. 04, 2026
SoFi AI Power Grid ETF
Prospectus [Line Items]
Risk/Return [Heading]	SoFi AI Power Grid ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The SoFi AI Power Grid ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the BITA AI Power Select Index (the “Index”).
SoFi Blockchain Infrastructure ETF
Prospectus [Line Items]
Risk/Return [Heading]	SoFi Blockchain Infrastructure ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The SoFi Blockchain Infrastructure ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the BITA Blockchain Infrastructure Select Index (the “Index”).
SoFi Robotaxi and Autonomous Vehicles ETF
Prospectus [Line Items]
Risk/Return [Heading]	SoFi Robotaxi and Autonomous Vehicles ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The SoFi Robotaxi and Autonomous Vehicles ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the BITA Robotaxi Select Index (the “Index”).